                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                         MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                   Date of fiscal year end: October 31, 2003
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                    Date of reporting period: April 30, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 4/30/04

MFS(R) INTERMEDIATE INCOME TRUST

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERMEDIATE INCOME TRUST

The trust seeks to preserve capital and provide high current income.

New York Stock Exchange Symbol:  MIN

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO MANAGER'S PROFILE                        9
----------------------------------------------------
PERFORMANCE SUMMARY                               10
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN      12
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
TRUSTEES AND OFFICERS                             37
----------------------------------------------------
CONTACT INFORMATION                               41

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging enveronment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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TRUST POSITIONING

MFS Intermediate Income Trust, a closed-end fund, maintains a portfolio primarily consisting of short- and intermediate-term U.S. government and foreign high-grade securities.

We managed the trust during the six-month period on the premise that interest rates in the United States were more likely to rise than fall. Accordingly, we kept the duration of the portfolio shorter than that of our benchmarks, the Citigroup World Government Bond Non-Dollar Hedged Index and the Citigroup Medium Term (1-10 years) Treasury Government Sponsored Index. We also maintained a significant position in government securities from Europe, where we believed interest rates were less likely to rise. Duration is a measure of interest-rate sensitivity - the higher the number, the greater the sensitivity. In general, during periods of rising interest rates, shorter- duration portfolios are less susceptible to price erosion than longer- duration portfolios.

We held mortgage-backed securities issued by government-sponsored agencies to pick up additional yield over Treasuries and to give greater protection to the trust's net asset value. (The principal value and interest of Treasury securities are guaranteed by the U.S. government if held to maturity.) At the end of the period, mortgage-backed securities accounted for about 21% of trust assets.

In our foreign allocations, we emphasized European government securities and avoided exposure to Japan, where interest rates were artificially low and we believed rates were more likely to rise than fall. Within Europe, we were attracted to the slightly higher yields offered by the sovereign debt of countries such as the Netherlands, Germany, Spain and Ireland. Foreign holdings at the end of the period, including emerging market debt, composed about 27% of trust assets. To keep price volatility low, we hedged virtually all of our foreign investments back into the U.S. dollar.

-----------------------------------------------

TOP 5 PORTFOLIO ALLOCATIONS
AS OF 4/30/04

U.S. TREASURIES                           30.4%
-----------------------------------------------
INTERNATIONAL SOVEREIGNS                  24.2%
-----------------------------------------------
MORTGAGE BACKED                           21.0%
-----------------------------------------------
U.S. GOVERNMENT AGENCIES                  17.2%
-----------------------------------------------
EMERGING MARKET DEBT                       3.1%
-----------------------------------------------
The portfolio is actively managed, and current holdings may be different.

Percentages based on assets on 4/30/04.

-----------------------------------------------

Average credit quality of the portfolio remained at "AAA" as of the end of the period.

CONTRIBUTORS TO PERFORMANCE

The trust's domestic mortgage-backed holdings were the greatest contributors to relative performance, because they delivered greater income than that offered by comparable-maturity U.S. Treasuries. The trust's exposure to European sovereign debt and its avoidance of Japanese securities also added to the portfolio's relative return.

DETRACTORS FROM PERFORMANCE

While the trust had positive performance at net asset value, the price of publicly traded shares of the trust declined during the period, resulting in a negative return at market price.

To help protect net asset value in a rising interest rate environment, the trust held some assets in cash and in bonds with maturities shorter than one year. Relative to longer-term bonds, those investments have tended to be less sensitive to rising interest rates. However, cash and short-term bonds produced less income than mortgage and foreign securities and therefore slightly held back relative return over the period.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

It is not possible to invest directly in an index.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

James J. Calmas is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of the limited maturity portfolios of our mutual funds, variable annuities, and offshore investment products. He is a member of the MFS Fixed Income Strategy Group.

Jim joined MFS in 1988 and was named Assistant Vice President in 1991, Vice President in 1993, portfolio manager in 1998, and Senior Vice President in 2002. He is a graduate of Dartmouth College and holds an M.B.A. degree from the Amos Tuck School of Business Administration of Dartmouth College.

All portfolio managers at MFS are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, issuer-oriented, bottom-up process of selecting securities.

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PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

--------------------------
Six months ended 4/30/04
--------------------------

                                                 Date                  Price

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Net asset value per share                      10/31/2003                $7.40
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                                                4/30/2004                $7.28
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New York Stock Exchange price                  10/31/2003                $6.89
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                                                3/22/2004  (high)*       $7.01
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                                                4/29/2004  (low)*        $6.51
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                                                4/30/2004                $6.52
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* For the period November 1, 2003, through April 30, 2004.


TOTAL RETURN VS BENCHMARKS

--------------------------
Six months ended 4/30/04
--------------------------

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New York Stock Exchange price**                                         -2.76%
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Net asset value**                                                        1.09%
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Citigroup World Government Bond Non-Dollar Hedged Index#                 1.84%
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Citigroup Medium Term (1-10 years) Treasury Government
Sponsored Index#                                                         0.72%
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** Includes reinvestment of dividend and capital gain distributions.

 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world, ex-U.S.

CITIGROUP MEDIUM-TERM (1 TO 10 YEARS) TREASURY GOVERNMENT SPONSORED INDEX - measures the performance of medium-term government bonds.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The Trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

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PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/04
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The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.1%
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                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Bonds - 69.9%
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Asset Backed & Securitized - 2.5%
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.206%, 2008^^                 $97,473         $4,068,467
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                      6,000          6,460,458
-----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.641%, 2005^^                         95,100            759,725
-----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.385%, 2023^^                             16,336          2,318,484
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035               5,000          5,473,019
-----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                     3,208          3,549,046
-----------------------------------------------------------------------------------------------
                                                                                    $22,629,199
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Mortgage Backed - 21.0%
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Fannie Mae, 5.669%, 2006                                              $6,768         $7,076,169
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.085%, 2006                                               2,484          2,652,169
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.29%, 2006                                                1,084          1,155,393
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.942%, 2007                                               4,907          5,340,974
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2033                                           34,650         35,583,982
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2018                                         12,702         13,000,378
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                  24,630         24,203,764
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                15,318         15,945,164
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019 TBA                                            15,000         14,760,930
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2019 TBA                                               2,000          2,011,250
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017                                                5,013          5,147,738
-----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                  4,255          4,445,224
-----------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2019                                        11,427         11,273,084
-----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2021 - 2022                                           5,836          6,032,798
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2005 - 2009                                          2,522          2,751,422
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2032                                          3,891          4,176,802
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8%, 2026 - 2026                                            1,065          1,162,630
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2032                                         12,833         13,419,497
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2031 - 2031                                           15,504         16,456,329
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033                                                   6,083          6,240,631
-----------------------------------------------------------------------------------------------
                                                                                   $192,836,328
-----------------------------------------------------------------------------------------------
U.S. Government Agencies - 17.0%
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2006                                                $5,500         $5,799,008
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.75%, 2007                                                4,000          4,168,244
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007^                                              5,000          5,531,260
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008^                                                 10,000         10,857,120
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                   10,415         10,364,102
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.625%, 2008                                  17,000         16,867,893
-----------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010^                                            22,900         26,023,835
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                             18,600         18,977,636
-----------------------------------------------------------------------------------------------
Small Business Administration, 7.64%, 2010                             5,884          6,452,421
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                             8,641          8,862,657
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                             3,730          3,977,909
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                             5,212          5,555,342
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                             3,477          3,721,346
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                            3,814          4,110,544
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                             3,000          2,954,453
-----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 5.53%, 2008           11,000         11,780,142
-----------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 7.198%, 2009           6,000          6,860,688
-----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                           3,040          3,117,859
-----------------------------------------------------------------------------------------------
                                                                                   $155,982,459
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 29.4%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12.375%, 2004^                                  $29,500        $29,607,174
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2009 - 2012^                            81,650         96,203,979
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875%, 2011^                                   25,500         31,257,416
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013^                                       42,500         56,974,905
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006^                                    10,000         10,448,830
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007^                                    10,000         10,427,730
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                     14,490         14,113,028
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008^                                      1,750          1,841,670
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010^                                       4,500          5,117,346
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2012^                                    10,000         10,396,090
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                       3,770          3,706,969
-----------------------------------------------------------------------------------------------
                                                                                   $270,095,137
-----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                   $641,543,123
-----------------------------------------------------------------------------------------------

Foreign Bonds - 27.2%
-----------------------------------------------------------------------------------------------
Australia - 0.4%
-----------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International
Market Sovereign)                                                  AUD 4,986         $3,669,292
-----------------------------------------------------------------------------------------------

Austria - 1.6%
-----------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market
Sovereign)                                                         EUR 8,126        $10,511,603
-----------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market
Sovereign)                                                             1,994          2,542,104
-----------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market
Sovereign)                                                             1,055          1,281,063
-----------------------------------------------------------------------------------------------
                                                                                    $14,334,770
-----------------------------------------------------------------------------------------------
Belgium - 0.8%
-----------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market
Sovereign)                                                         EUR 3,736         $4,534,971
-----------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market
Sovereign)                                                             2,250          2,864,044
-----------------------------------------------------------------------------------------------
                                                                                     $7,399,015
-----------------------------------------------------------------------------------------------
Brazil - 0.3%
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market
Sovereign)                                                            $3,474         $3,188,898
-----------------------------------------------------------------------------------------------

Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)+                                                             $198           $226,710
-----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)##                                                           1,634          1,870,930
-----------------------------------------------------------------------------------------------
                                                                                     $2,097,640
-----------------------------------------------------------------------------------------------
Canada - 2.2%
-----------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market
Sovereign)                                                        CAD 12,671         $9,913,232
-----------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market
Sovereign)                                                             1,304            998,544
-----------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market
Sovereign)                                                             1,069          1,046,427
-----------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005 (International Market
Sovereign)                                                            $8,020          8,527,121
-----------------------------------------------------------------------------------------------
                                                                                    $20,485,324
-----------------------------------------------------------------------------------------------
Chile - 0.1%
-----------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011 (Utilities -
Electric Power)                                                         $686           $778,961
-----------------------------------------------------------------------------------------------

Denmark - 1.0%
-----------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market
Sovereign)                                                        DKK 13,392         $2,430,740
-----------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 - 2011 (International
Market Sovereign)                                                     33,665          6,044,247
-----------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market
Sovereign)                                                             4,816            812,921
-----------------------------------------------------------------------------------------------
                                                                                     $9,287,908
-----------------------------------------------------------------------------------------------
Finland - 1.8%
-----------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market
Sovereign)                                                         EUR 5,478         $6,586,973
-----------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market
Sovereign)                                                             7,385          8,767,242
-----------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013 (International Market
Sovereign)                                                             1,172          1,532,702
-----------------------------------------------------------------------------------------------
                                                                                    $16,886,917
-----------------------------------------------------------------------------------------------
France - 1.5%
-----------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012 (International
Market Sovereign)                                                  EUR 5,053         $6,370,736
-----------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market
Sovereign)                                                             5,622          6,884,682
-----------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875%, 2049 (Banks & Credit
Companies)                                                               375            531,267
-----------------------------------------------------------------------------------------------
                                                                                    $13,786,685
-----------------------------------------------------------------------------------------------
Germany - 6.2%
-----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International
Market Sovereign)                                                  EUR 5,583         $6,894,433
-----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5%, 2009 (International
Market Sovereign)                                                     16,363         20,538,860
-----------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International
Market Sovereign)                                                      2,491          3,240,232
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005
(International Market Agencies)                                      $10,000         10,229,590
-----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 2.375%, 2006
(International Market Agencies)                                        4,120          4,102,609
-----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008
(International Market Agencies)                                    EUR 3,268          3,921,613
-----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007
(International Market Agencies)                                       $7,700          8,069,916
-----------------------------------------------------------------------------------------------
                                                                                    $56,997,253
-----------------------------------------------------------------------------------------------
Ireland - 1.9%
-----------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market
Sovereign)                                                         EUR 7,657         $9,533,954
-----------------------------------------------------------------------------------------------
Republic of Ireland, 3.25%, 2009 (International Market
Sovereign)                                                             5,150          6,109,534
-----------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013 (International Market
Sovereign)                                                             1,326          1,690,146
-----------------------------------------------------------------------------------------------
                                                                                    $17,333,634
-----------------------------------------------------------------------------------------------
Israel - 0.5%
-----------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014 (International Market
Sovereign)                                                            $5,000         $4,767,190
-----------------------------------------------------------------------------------------------

Malaysia - 0.2%
-----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market
Sovereign)                                                            $1,681         $1,934,799
-----------------------------------------------------------------------------------------------

Mexico - 1.3%
-----------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011 (Banks & Credit Companies)##               $3,544         $3,951,560
-----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022
(Emerging Market Agencies)                                             2,204          2,358,280
-----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375%, 2008 (Emerging Market
Agencies)                                                              2,318          2,706,265
-----------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019 (Emerging Market
Sovereign)                                                             2,205          2,397,938
-----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market
Sovereign)                                                               198            208,890
-----------------------------------------------------------------------------------------------
                                                                                    $11,622,933
-----------------------------------------------------------------------------------------------
Netherlands - 2.2%
-----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International
Market Sovereign)                                                  EUR 3,098         $4,000,035
-----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International
Market Sovereign)                                                      7,906          9,592,760
-----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012 (International Market
Sovereign)                                                             4,857          6,197,083
-----------------------------------------------------------------------------------------------
                                                                                    $19,789,878
-----------------------------------------------------------------------------------------------
New Zealand - 0.9%
-----------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International
Market Sovereign)                                                  NZD 3,533         $2,298,989
-----------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International
Market Sovereign)                                                      8,920          5,680,619
-----------------------------------------------------------------------------------------------
                                                                                     $7,979,608
-----------------------------------------------------------------------------------------------
Panama - 0.2%
-----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029 (Emerging Market
Sovereign)                                                            $1,783         $1,961,300
-----------------------------------------------------------------------------------------------

Portugal - 0.4%
-----------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market
Sovereign)                                                         EUR 2,985         $3,910,267
-----------------------------------------------------------------------------------------------

Qatar - 0.3%
-----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)+              $2,165         $2,933,575
-----------------------------------------------------------------------------------------------

Russia - 0.2%
-----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging
Market Sovereign)                                                     $1,006         $1,486,365
-----------------------------------------------------------------------------------------------

South Africa - 0.2%
-----------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009 (Emerging Market
Sovereign)                                                            $1,935         $2,283,300
-----------------------------------------------------------------------------------------------

Spain - 2.0%
-----------------------------------------------------------------------------------------------
Kingdom of Spain, 7%, 2005 (International Market
Sovereign)                                                            $7,800         $8,259,521
-----------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market
Sovereign)                                                         EUR 2,819          3,726,013
-----------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market
Sovereign)                                                             4,655          6,076,764
-----------------------------------------------------------------------------------------------
                                                                                    $18,062,298
-----------------------------------------------------------------------------------------------
Sweden - 0.4%
-----------------------------------------------------------------------------------------------
Kingdom of Sweden, 6.75%, 2014 (International Market
Sovereign)                                                         SEK 2,900           $443,350
-----------------------------------------------------------------------------------------------
Spintab AB, 5%, 2008 (Banks & Credit Companies)                       21,300          2,888,351
-----------------------------------------------------------------------------------------------
                                                                                     $3,331,701
-----------------------------------------------------------------------------------------------
United Kingdom - 0.4%
-----------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International
Market Sovereign)                                                  GBP 1,377         $2,638,276
-----------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market
Sovereign)                                                               496            881,852
-----------------------------------------------------------------------------------------------
                                                                                     $3,520,128
-----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $249,829,639
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $882,545,671)                                        $891,372,762
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 1.8%
-----------------------------------------------------------------------------------------------
Fannie Mae, due 5/18/04, at amortized cost                           $17,010        $17,002,128
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 14.5%
-----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES            $ VALUE
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                               133,575,668       $133,557,303
-----------------------------------------------------------------------------------------------

Repurchase Agreements - 0.9%
-----------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
Goldman Sachs, dated 4/30/04, due 5/03/04, total to be
received $8,012,926 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                     $8,012         $8,012,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,041,117,102)                              $1,049,944,193
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (14.3)%                                           (131,400,715)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $918,543,478
-----------------------------------------------------------------------------------------------
 ^ All or a portion of this security is on loan.
^^ Interest only security.
 + Restricted security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD = Australian Dollar                           GBP = British Pound
  CAD = Canadian Dollar                             NZD = New Zealand Dollar
  DKK = Danish Krone                                SEK = Swedish Krona
  EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value, including $130,970,349 of
securities on loan (identified cost, $1,041,117,102)         $1,049,944,193
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                         3,057,114
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts subject to master netting agreements                      302,624
---------------------------------------------------------------------------------------------------
Receivable for TBA sale commitments                               1,991,875
---------------------------------------------------------------------------------------------------
Interest receivable                                              17,942,344
---------------------------------------------------------------------------------------------------
Other assets                                                         13,354
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,073,251,504
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                 $1,883
---------------------------------------------------------------------------------------------------
Payable to dividend disbursing agent                                272,052
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts             185,326
---------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                             19,245,313
---------------------------------------------------------------------------------------------------
Payable for treasury shares reacquired                              893,009
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      133,557,303
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     16,893
---------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent costs                       26,174
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    283
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              509,790
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $154,708,026
---------------------------------------------------------------------------------------------------
Net assets                                                                             $918,543,478
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $983,654,636
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  11,973,346
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (63,635,309)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                          (13,449,195)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $918,543,478
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
(134,553,466 issued, less 8,404,650 treasury shares)                                    126,148,816
---------------------------------------------------------------------------------------------------
Net asset value per share
($918,543,478 / 126,148,816 shares of beneficial
interest outstanding)                                                                         $7.28
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 4/30/04

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Interest                                                                              $22,754,925
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $3,084,229
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               65,128
---------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent costs                         98,703
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   49,842
---------------------------------------------------------------------------------------------------
  Investor communication expense                                      183,071
---------------------------------------------------------------------------------------------------
  Stock exchange fee                                                  119,326
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       291,135
---------------------------------------------------------------------------------------------------
  Printing                                                             27,307
---------------------------------------------------------------------------------------------------
  Postage                                                              17,647
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        21,188
---------------------------------------------------------------------------------------------------
  Legal fees                                                            4,114
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                        32,828
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $3,994,518
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (3,972)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $3,990,546
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $18,764,379
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                         $22,292,545
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   (56,579)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (8,679,592)
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                            $13,556,374
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                    $(27,355,220)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                     2,977
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                          2,924,276
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                            $(24,427,967)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                               $(10,871,593)
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $7,892,786
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED           YEAR ENDED
                                                                   4/30/04                10/31/03
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $18,764,379              $39,566,534
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                   13,556,374                3,102,563
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                   (24,427,967)             (13,447,486)
-------------------------------------------------------------------------                  -------
Increase in net assets from operations                         $7,892,786              $29,221,611
-------------------------------------------------------------------------                  -------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                   $(23,810,765)            $(51,230,803)
-------------------------------------------------------------------------                  -------
Trust share (principal) transactions
---------------------------------------------------------------------------------------------------
  Cost of shares reacquired                                   $(2,192,021)                     $--
-------------------------------------------------------------------------                  -------
Total decrease in net assets                                 $(18,110,000)            $(22,009,192)
-------------------------------------------------------------------------                  -------

NET ASSETS

At beginning of period                                       $936,653,478             $958,662,670
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $13,449,195 and
$8,402,809, respectively)                                    $918,543,478             $936,653,478
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.
                                            SIX MONTHS                               YEAR ENDED 10/31
                                              ENDED         -------------------------------------------------------------------
                                             4/30/04          2003           2002           2001          2000         1999
                                           (UNAUDITED)
Net asset value, beginning of period         $7.40           $7.57          $7.54          $7.06          $7.25          $7.75
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)(S)                $0.15           $0.31          $0.38          $0.48          $0.49          $0.49
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                      (0.08)          (0.08)          0.09           0.48          (0.20)         (0.53)
---------------------------------------     ------          ------         ------         ------         ------         ------
Total from investment operations             $0.07           $0.23          $0.47          $0.96          $0.29         $(0.04)
---------------------------------------     ------          ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.19)         $(0.40)        $(0.44)        $(0.49)        $(0.33)        $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                          --              --             --             --          (0.21)         (0.05)
---------------------------------------     ------          ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                $(0.19)         $(0.40)        $(0.44)        $(0.49)        $(0.54)        $(0.50)
---------------------------------------     ------          ------         ------         ------         ------         ------
Net increase from repurchase of
capital shares                                 $--+            $--            $--+         $0.01          $0.06          $0.04
---------------------------------------     ------          ------         ------         ------         ------         ------
Net asset value, end of period               $7.28           $7.40          $7.57          $7.54          $7.06          $7.25
---------------------------------------     ------          ------         ------         ------         ------         ------
Per share market value, end of period        $6.52           $6.89          $6.91          $6.95          $6.38          $6.25
---------------------------------------     ------          ------         ------         ------         ------         ------
Total return at market value (%)             (2.76)+++        5.49           5.33*         16.93          10.95          (2.92)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                             SIX MONTHS                              YEAR ENDED 10/31
                                               ENDED         -----------------------------------------------------------------
                                              4/30/04             2003          2002          2001          2000          1999
                                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                    0.86++          0.86           0.90           0.93           0.95           0.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   4.02++          4.14           5.09           6.62           6.93           6.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              17              90            115             72             93             85
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                             $919            $937           $959           $959           $906           $977
-------------------------------------------------------------------------------------------------------------------------------

     + Per share amount was less than $0.01.
    ++ Annualized.
   +++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October
       31, 2002 was to decrease net investment income per share by $0.06, and increase realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets by 0.78%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * As revised, to reflect transactions conducted prior to close, not included in closing activity on the NYSE at October 31,
       2002. Such amount was previously reported as 5.63%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The trust uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the trust may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $15,697 of Deferred Trustees' Compensation.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duraction of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The trust enters into dollar roll transactions, with respect to mortgage backed securities issued by GNMA, FNMA, and FHLMC, in which the trust sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. The trust's total return is enhanced through either a reduced purchase price on the buy, or receipt of an income fee from the broker.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

The trust may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The trust holds, and maintains until settlement date, cash or high- grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                             10/31/03        10/31/02
        Distributions declared from:
        -------------------------------------------------------------
          Ordinary income                 $51,230,803     $55,511,381
        -------------------------------------------------------------
          Long-term capital gain                   --              --
        -------------------------------------------------------------
                                          $51,230,803     $55,511,381
        -------------------------------------------------------------
          Tax return of capital                    --              --
        -------------------------------------------------------------
        Total distributions declared      $51,230,803     $55,511,381
        -------------------------------------------------------------

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $--
          -------------------------------------------------------
          Undistributed long-term capital gain                --
          -------------------------------------------------------
          Capital loss carryforward                  (35,028,896)
          -------------------------------------------------------
          Unrealized depreciation                     (5,907,258)
          -------------------------------------------------------
          Other temporary differences                 (8,257,025)
          -------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

      EXPIRATION DATE

          October 31, 2006                          $(11,137,819)
          --------------------------------------------------------
          October 31, 2007                           (11,376,973)
          --------------------------------------------------------
          October 31, 2008                           (11,439,294)
          --------------------------------------------------------
          October 31, 2010                            (1,074,810)
          --------------------------------------------------------
          Total                                     $(35,028,896)
          --------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.65% of investment income.

Management fees incurred for the six months, ended April 30, 2004 were 0.66% of average daily net assets on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is a net increase of $2,503 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $8,721 for retired Independent Trustees for the six months ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain trusts for which MFS acts as investment adviser. Under an administrative services agreement between the trusts and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each trust is allocated a portion of these administrative costs based on its size and relative average net assets.

Prior to April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                0.0175%
          -------------------------------------------------------
          Next $2.5 billion                               0.0130%
          -------------------------------------------------------
          Next $2.5 billion                               0.0005%
          -------------------------------------------------------
          In excess of $7 billion                         0.0000%
          -------------------------------------------------------

Effective April 1, 2004 the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                               0.01120%
          -------------------------------------------------------
          Next $2.5 billion                              0.00832%
          -------------------------------------------------------
          Next $2.5 billion                              0.00032%
          -------------------------------------------------------
          In excess of $7 billion                         0.0000%
          -------------------------------------------------------

For the six months ended April 30, 2004, the trust paid MFS $49,842, equivalent to 0.0107% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $75,289 for the six months ended April 30, 2004. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $3,016 for the six months ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES            SALES

U.S. government securities                        $67,206,342      $69,474,619
------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $91,167,015      $82,647,256
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                          $1,075,105,964
          -------------------------------------------------------
          Gross unrealized appreciation              $16,224,123
          -------------------------------------------------------
          Gross unrealized depreciation              (41,385,894)
          -------------------------------------------------------
          Net unrealized depreciation               $(25,161,771)
          -------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchases by the trust of up to 10% annually of its own shares of beneficial interest. During the year ended October 31, 2003, the trust did not repurchase any shares. The trust repurchased and retired 506,500 shares of beneficial interest during the six months ended April 30, 2004 at an average price per share of $6.62 and a weighted average discount of 9.26% per share. Transactions in trust shares were as follows:

                                     Period Ended                  Year Ended
                                        4/30/04                     10/31/03
                                   SHARES      AMOUNT       SHARES       AMOUNT

Treasury shares reacquired        506,500     $2,192,021        --          $--
-------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2004, was $1,600 and is included in miscellaneous expense. The trust had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-------------
SALES
-------------

                                                                      NET
                                                                   UNREALIZED
                    CONTRACTS TO                       CONTRACTS   APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE    IN EXCHANGE FOR   AT VALUE   (DEPRECIATION)

        6/16/04  AUD      2,789,633      $2,015,858    $2,000,561      $15,297
5/17/04-6/16/04  DKK     57,733,113       9,405,308     9,284,314      120,994
        6/16/04  EUR    109,656,160     133,553,129   131,159,521    2,393,608
        5/17/04  GBP      3,000,323       5,298,960     5,314,708      (15,748)
        6/15/04  NZD     13,150,915       8,650,071     8,162,640      487,431
        6/16/04  SEK     30,297,092       3,989,381     3,961,569       27,812
                                       ------------  ------------   ----------
                                       $162,912,707  $159,883,313   $3,029,394
                                       ============  ============   ==========

-------------
PURCHASES
-------------

        6/16/04  AUD        478,687        $363,802      $343,286     $(20,516)
        6/16/04  EUR      1,526,508       1,847,214     1,825,854      (21,360)
        5/17/04  GBP      1,910,997       3,443,256     3,385,099      (58,157)
        6/15/04  JPY    497,798,789       4,504,966     4,516,938       11,972
        5/07/04  KRW  2,753,610,750       2,397,154     2,345,300      (51,854)
        6/16/04  NZD        334,952         211,167       207,873       (3,294)
        6/16/04  SEK     11,338,433       1,496,981     1,482,584      (14,397)
                                       ------------  ------------   ----------
                                        $14,264,540   $14,106,934    $(157,606)
                                       ============  ============   ==========

At April 30, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $302,624 with Merrill Lynch International.

At April 30, 2004, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The trust may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004, the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                               DATE OF  SHARE/PRINCIPAL
DESCRIPTION                ACQUISITION           AMOUNT        COST       VALUE

Republic of Bulgaria,
8.25%, 2015                    6/03/03              198    $236,858    $226,710
-------------------------------------------------------------------------------
State Of Qatar, 9.75% 2030     6/16/03            2,165   2,975,630   2,993,575
-------------------------------------------------------------------------------
                                                                     $3,220,285
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

While these developments primarily relate to MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the Trust's shares or other adverse consequences.

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services                    State Street Bank and Trust Company
Company                                             225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
James J. Calmas

------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of April 30, 2004, our records indicate that there are 8,359 registered shareholders and approximately 60,279 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                             MIN-SEM-6/04 109M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

    (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President

Date: June 23, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2004
      -------------

By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2004
      -------------


* Print name and title of each signing officer under his or her signature.